SEMI-ANNUAL

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                           FINANCIAL REPORT

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                          STI CLASSIC FUNDS

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                        A Family of Mutual Funds

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                    PRIME QUALITY MONEY MARKET FUND

                     TAX-EXEMPT MONEY MARKET FUND

                     TAX-FREE MONEY MARKET FUND

             U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                  U.S. TREASURY MONEY MARKET FUND


                           November 30, 1999


                  [STI Classic Funds Logo Omitted]

                   [blank page]

Dear Valued STI Classic Trust Shareholder:

As of November 30, 1999, your STI Classic Funds' assets totaled $20.5 billion or 2.7% more than the totals reported to you as of May 31, 1999, the Funds' fiscal year end.

The U.S. economic expansion is approaching nine years duration and remains strong with modest inflation. However, interest rates have risen over a full percentage point in 1999, as bond investors feared the strong economy and a tight employment situation would lead to an inflationary surge. Inflation continues to be well controlled due to strong productivity gains and little pricing power at corporations. Thus, we believe yields are quite high and attractive. The Federal Reserve has increased money market rates by three-quarters of a percentage point in hopes of slowing the growth pace and to preempt inflationary pressures. Stocks continue to advance as a result of the excellent economic environment. At some point, we think additional FED rate increases will drain liquidity from the system and increase competition for stocks.

The STI Classic Funds introduced two new funds in the fourth quarter of this year: the Core Equity Fund will focus on companies in the $1 billion plus market capitalization range with superior growth in earnings, sales and other traditional valuation measures. The second fund, the E-Commerce Opportunity
Fund, a growth fund, invests in companies that are expected to benefit substantially from electronic commerce.

With 34 funds now available, the STI Classic Funds are well positioned, as we approach the new millennium, with a broad range of high quality mutual funds that utilize a time tested and disciplined investment management approach.


                                             Sincerely,


                                             /s/ signature omitted


                                             Anthony R. Gray
                                             Chairman, Chief Investment Officer
                                             STI Capital Management, N.A.



                                             /s/ signature omitted


                                             Douglas S. Phillips, CFA
                                             President, Chief Investment Officer
                                             Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999


PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (25.4%)
FINANCE (17.5%)
   Allstate
     5.800%, 01/19/00                $ 7,650    $   7,590
   Arco British
     5.950%, 01/18/00                  9,745        9,668
   Beta Finance
     5.440%, 01/24/00                  6,000        5,951
     5.800%, 03/20/00                 33,453       32,860
   Cargill
     5.420%, 01/20/00                 23,000       22,827
   First Chicago Finance
     5.710%, 01/27/00                 27,000       26,755
     5.970%, 01/27/00                  1,000          991
   General Electric Capital
     4.740%, 12/01/99                 25,000       25,000
   Ford Motor Credit
     5.630%, 12/08/99                  2,700        2,697
   GMAC
     5.950%, 02/17/00                 50,000       49,355
   Mobile Australia Finance
     5.700%, 12/03/99                  2,166        2,165
   Morgan Stanley Dean Witter (C)
     5.860%, 01/20/00                136,000      135,999
   Nestle Capital
     5.520%, 12/03/99                  3,253        3,252
   Northwest Financial
     5.690%, 02/01/00                 80,000       79,216
   Progress Capital
     6.100%, 01/31/00                 42,800       42,358
     6.150%, 02/02/00                 15,178       15,015
     5.900%, 12/03/99                 12,200       12,196
   Sigma Finance (C)
     5.630%, 03/15/00                 50,000       49,999
     6.243%, 04/04/00                 48,000       48,000
   Sony Capital
     5.800%, 01/31/00                 47,500       47,033
     5.810%, 01/31/00                 33,300       32,972


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Toyota Motor Credit
     5.600%, 12/15/99                $ 4,296    $   4,287
   UBS Finance
     4.890%, 12/13/99                  8,815        8,801
   USB Financial
     4.780%, 12/20/99                 25,000       24,937
                                                ---------
                                                  689,924
                                                ---------
INDUSTRIAL (5.3%)
   American Home Products
     5.750%, 01/24/00                 12,700       12,590
     5.800%, 01/26/00                  1,500        1,486
     5.770%, 02/11/00                 39,695       39,237
     5.770%, 02/14/00                 10,305       10,181
   American Greetings
     5.650%, 12/07/99                 13,000       12,988
   Becton Dickinson
     5.950%, 01/24/00                  5,000        4,955
   Edison International
     5.730%, 02/10/00                 25,000       24,717
   General Electric
     5.920%, 01/25/00                 25,000       24,774
   Lubrizol
     5.550%, 12/07/99                 12,000       11,989
   Merck
     5.640%, 02/04/00                  8,000        7,919
   PPG Industries
     5.550%, 12/09/99                  2,000        1,998
   Rio Tinto
     5.570%, 12/07/99                    500          500
   Times Mirror
     5.760%, 03/28/00                 25,000       24,528
   Wal-Mart Stores
     5.600%, 12/13/99                 16,658       16,627
     5.570%, 12/13/99                  4,100        4,092
     5.570%, 12/17/99                 12,200       12,170
                                                ---------
                                                  210,751
                                                ---------
2

================================================================================
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
UTILITIES (2.6%)
   Consolidated Natural Gas
     5.450%, 01/27/00                $10,000   $    9,914
     5.580%, 12/10/99                  6,149        6,140
   Georgia Power
     5.750%, 02/24/00                 25,000       24,661
   Kansas City Power & Light
     6.030%, 01/27/00                 25,000       24,761
     6.050%, 01/31/00                 25,000       24,744
   Pacific Gas & Electric
     5.930%, 01/27/00                 11,300       11,194
                                               ----------
                                                  101,414
                                               ----------
Total Commercial Paper
     (Cost $1,002,089)                          1,002,089
                                               ----------
CORPORATE OBLIGATIONS (36.3%)

FINANCE (29.7%)
   American General Finance
     8.000%, 02/15/00                 10,993       11,045
   Amsouth Bank (C)
     5.643%, 09/22/00                 50,000       49,988
   Associates Corporation of
     North America
     8.250%, 12/01/99                  3,000        3,000
   AT&T Capital, MTN (C)
     6.963%, 06/14/00                 50,000       50,371
     6.830%, 12/01/00                 30,000       30,206
   Banc One, MTN (C)
     5.288%, 03/24/00                  1,803        1,802
     5.514%, 06/23/00                 33,945       33,931
     5.571%, 10/06/00                 40,000       39,987
     6.090%, 11/17/00                    500          500
   Bear Stearns, MTN (C)
     5.573%, 01/18/00                 15,000       15,000
   Bear Stearns, Ser B, MTN
     5.300%, 03/09/00                 20,000       20,000




--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Bear Stearns Co, Ser B, MTN (C)
     5.650%, 09/15/00                $ 5,000   $    5,003
     6.020%, 10/05/00                 50,000       50,000
   Bear Stearns Inc, Ser B, MTN (C)
     6.236%, 10/10/00                  5,450        5,445
   Bear Stearns (C)
     5.689%, 10/24/00                 15,000       14,992
   Beneficial, MTN
     7.180%, 12/20/99                  2,500        2,503
   Beneficial, MTN (C)
     5.583%, 06/01/00                 40,000       40,023
   Beta Finance (A)
     5.200%, 03/01/00                 50,000       49,982
   Beta Finance, MTN
     6.250%, 02/18/00                    631          632
   Branch Banking & Trust (C)
     5.930%, 09/15/00                 25,000       24,984
   Cargill, MTN (A)
     5.950%, 05/15/37                  2,250        2,248
   Caterpillar Finance, MTN (C)
     6.104%, 07/10/00                 18,000       18,000
     5.479%, 09/25/00                 25,000       24,994
   Chrysler Financial
     9.500%, 12/15/99                 22,000       22,036
   Chrysler Financial, MTN
     6.375%, 01/28/00                 17,000       17,033
   Credit Suisse First Boston
     International Gue, MTN (A)
     5.400%, 03/20/00                 50,000       50,000
   CS First Boston (A)
     5.290%, 03/20/00                 15,000       15,000
   Diageo Capital PLC
     5.475%, 08/24/00                 80,000       80,002
   Export Development, MTN
     8.625%, 03/24/00                  3,000        3,029
   Fleet Boston, MTN (C)
     6.274%, 07/28/00                 40,000       39,997
                                                                              3

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999

PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Ford Motor Credit
     6.375%, 04/15/00                $ 5,750      $ 5,759
   Ford Motor Credit, MTN
     5.730%, 02/23/00                  4,750        4,757
   Ford Motor Credit, MTN (C)
     6.126%, 05/10/00                 15,000       15,003
     5.900%, 02/01/00                  6,000        6,002
   GMAC
     7.000%, 03/01/00                  1,500        1,507
   GMAC (A)
     6.500%, 01/17/00                  1,750        1,753
   GMAC, MTN
     6.250%, 01/11/00                  2,100        2,103
     8.625%, 01/10/00                 10,000       10,037
   GMAC, MTN
     7.500%, 06/09/00                  1,650        1,667
   GMAC, MTN (C)
     5.770%, 02/03/00                  7,500        7,499
     6.573%, 10/23/00                  3,000        3,005
   Goldman Sachs Group, MTN (A)
     5.280%, 02/24/00                 25,000       25,000
   Goldman Sachs, MTN (C)
     6.601%, 05/23/00                  5,000        5,011
   Goldman Sachs Group, MTN (C)
     5.960%, 08/23/00                 50,000       50,000
   Household Finance, MTN (C)
     5.950%, 09/14/00                 50,000       49,976
   International Lease Finance
     6.375%, 01/18/00                  5,000        5,008
   J.P. Morgan
     5.700%, 02/15/00                  2,000        2,001
   J.P. Morgan (C)
     5.505%, 12/24/99                 60,000       60,000
   J.P. Morgan, MTN (C)
     5.800%, 05/04/00                 80,000       80,000
   Merrill Lynch (C)
     5.830%, 02/17/00                 60,000       60,000


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Norwest Financial
     7.250%, 03/15/00                $ 1,250  $     1,254
   NYNEX Credit Co, Ser E,
     MTN (A) (C)
     5.610%, 12/15/99                  8,500        8,500
   Paccar Financial, MTN
     6.570%, 12/15/99                  5,000        5,003
     6.110%, 12/15/99                  5,000        5,002
   Paccar Financial, MTN (C)
     5.620%, 12/04/00                 20,000       20,020
   Paccar Financial, MTN
     6.600%, 01/18/00                  5,000        5,003
   Prudential Funding Notes (A)
     6.840%, 12/30/99                  4,000        4,003
   Texaco Capital
     9.450%, 03/01/00                  1,600        1,617
   Transamerica Finance Senior, MTN
     5.970%, 12/06/99                  1,500        1,500
   Transamerica Finance, MTN
     7.570%, 12/09/99                  1,000        1,000
                                               ----------
                                                1,170,723
                                               ----------
INDUSTRIAL (6.3%)
   American Home Products
     7.700%, 02/15/00                 10,520       10,575
   Anheuser Busch
     8.750%, 12/01/99                 12,850       12,850
   AT&T (C)
     6.163%, 08/07/00                 98,000       98,000
   AT&T, MTN
     8.250%, 01/11/00                  7,250        7,271
   Ford Holdings
     9.250%, 03/01/00                  7,650        7,722
   May Department Stores, MTN
     9.560%, 12/01/99                  1,000        1,000
   Mobil Oil
     9.170%, 02/29/00                  1,687        1,697



================================================================================
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL -- CONTINUED
   Philip Morris
     7.125%, 12/01/99                $ 1,000  $     1,000
     9.250%, 02/15/00                  2,000        2,011
     6.150%, 03/15/10                 64,530       64,643
   United Technologies, MTN
     8.300%, 12/15/99                  2,000        2,002
   Wal-Mart
     5.650%, 02/01/10                 22,000       22,018
   Xerox, MTN (C)
     6.044%, 12/08/00                 20,000       19,992
                                               ----------
                                                  250,781
                                               ----------
UTILITIES (0.3%)
   Carolina Power & Light 1st
     Mortgage Bond
     6.125%, 02/01/00                    300          300
   GTE Southwest
     5.820%, 12/01/99                  5,900        5,900
   Southern California Edison
     6.750%, 01/15/00                  2,000        2,004
     8.250%, 02/01/00                  3,500        3,518
                                               ----------
                                                   11,722
                                               ----------
Total Corporate Obligations
     (Cost $1,433,226)                          1,433,226
                                               ----------
ASSET-BACKED SECURITIES (2.3%)
   Americredit Auto Recievables Trust,
     Ser 1999-B, Cl A1
     4.917%, 06/12/00                  1,550        1,550
   Case Equipment Loan Trust
     1999-B A1
     5.674%, 09/15/00                 11,074       11,074
   Honda Auto Lease Trust Series
     1999-A Cl A1
     5.445%, 08/15/00                 19,733       19,731

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)       VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
   Household Auto Recievables Trust
     Series 1999-1 Cl A1
     5.106%, 07/17/00                $15,224    $  15,224
   Nissan Auto Receivables Owner
     Trust, Ser 1999-A, Cl A1
     5.619%, 09/15/00                  5,289        5,283
   Union Acceptance Series
     1999-C Cl A1
     5.473%, 08/08/00                 32,953       32,953
   Union Acceptance, Ser 1999-B,
     Cl A1
     4.960%, 06/08/00                  2,777        2,777
   WFS Financial Owner Trust
     1999-B Cl A1
     5.399%, 07/20/00                  3,786        3,785
                                                ---------
Total Asset-Backed Securities
     (Cost $92,377)                                92,377
                                                ---------
SOVERIGN AGENCY (0.3%)
   Province of Quebec
     9.125%, 03/01/00                 12,500       12,619
                                                ---------
Total Soverign Agency
     (Cost $12,619)                                12,619
                                                ---------
BANK NOTES (7.0%)
   American Express Centurion (C)
     5.800%, 05/08/00                 85,000       85,000
   Banker Trust (C)
     6.156%, 04/10/00                 25,000       24,991
   Comerica Bank (C)
     5.533%, 01/20/00                 25,000       24,997
   First Union (C)
     5.780%, 05/11/00                 75,000       74,993
   First USA
     6.500%, 12/23/99                  2,200        2,202

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999


PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
BANK NOTES -- CONTINUED
   Fleet National Bank (C)
     6.219%, 10/26/00                $40,000    $  39,986
   Inter-American Development
     9.500%, 04/11/00                    760          771
   Key Bank (C)
     6.236%, 07/17/00                  8,000        8,003
     6.186%, 04/17/00                 10,000       10,001
   Nations Bank (C)
     5.830%, 03/13/00                  5,000        5,000
                                                 --------
Total Bank Notes
     (Cost $275,944)                              275,944
                                                 --------
CERTIFICATES OF DEPOSIT (5.1%)
   Bayerische Hypo
     5.270%, 03/03/00                 50,000       49,987
   Branch Banking and Trust (C)
     5.800%, 02/01/00                 50,000       49,997
   Canadian Imperial Bank
     5.120%, 02/23/00                 50,000       49,994
   Commerzbank AG
     5.160%, 02/25/00                 22,000       21,997
   Toronto Dominion Bank
     5.270%, 03/03/00                 30,000       29,992
                                                 --------
Total Certificates of Deposit
     (Cost $201,967)                              201,967
                                                 --------
CASH EQUIVALENTS (3.2%)
   Aim Liquid Assets Portfolio (C)
     5.750%,                     120,000,000      120,000
   Aim Short Term Prime
     Obligation (C)
     5.700%,                       5,000,000        5,000
                                                 --------
Total Cash Equivalents
     (Cost $125,000)                              125,000
                                                 --------


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
   SLMA, Ser 1996-3, Cl A1 (C)
     5.746%, 10/25/04                $ 2,080      $ 2,068
   SLMA, Ser 1996-4, Cl A1 (C)
     5.736%, 07/25/04                    736          735
                                                  -------
Total U.S. Government Agency Obligations
     (Cost $2,803)                                  2,803
                                                  -------
REPURCHASE AGREEMENTS (19.8%)

   Barclays
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $66,283,348 (collateralized by
     FHLMC and FNMA obligations:
     total market value
     $67,609,015) (B)                 66,283       66,283
   Deutsche Bank
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $50,653,781 (collateralized by
     a FHLMC obligation: total market
     value $51,666,857) (B)           50,654       50,654
   Greenwich,
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $63,657,391 (collateralized by
     a FNMA obligation: market
     value $64,932,655) (B)           63,657       63,657
   Merrill Lynch
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $47,031,801 (collateralized by
     various GNMA obligations: total
     market value $47,972,437) (B)    47,032       47,032

================================================================================
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   J.P.Morgan
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $151,483,951 (collateralized by
     various FNMA obligaions: total
     market value $154,513,631) (B) $151,484     $151,484
   Morgan Stanley,
     5.65%,  dated 11/30/99, matures
     12/01/99, repurchase price
     $35,002,383 (collateralized
     by various FHLMC and FNMA
     obligations: total market value
     $35,741,621) (B)                 35,002       35,002
   Salomon Brothers
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $40,000,000 (collateralized by
     various FNMA obligations: total
     market value $48,800,000) (B)    40,000       40,000
   Merrill Lynch
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $40,000,000 (collateralized by
     FNMA obligations: total market
     value $40,800,000) (B)           40,000       40,000
   Warburg
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $20,015,946 (collateralized by
     FNMA obligation: total market
     value $20,416,512) (B)           20,016       20,016


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   ABN AMRO
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $111,862,789 (collateralized by
     FNMA obligations: total market
     value $111,100,045) (B)        $111,863   $  111,863
   Barclays
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $150,000,000 (collateralized
     by FHLMC and FNMA obligations:
     total market value
     $153,000,000) (B)               150,000      150,000
   Salomon Brothers
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $6,711,862 (collateralized by
     various FNMA obligations: total
     market value $6,846,099) (B)      6,712        6,712
                                               ----------
Total Repurchase Agreements
     (Cost $782,703)                              782,703
                                               ----------
Total Investments (99.5%)
   (Cost $3,928,728)                            3,928,728
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (0.4%)           17,377
                                               ----------
                                                                              7

STATEMENT OF NET ASSETS
================================================================================

STI CLASSIC FUNDS  NOVEMBER 30, 1999

PRIME QUALITY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------

                                               VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 3,005,709,887 outstanding
   shares of beneficial interest               $3,005,597

Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 938,533,740 outstanding
   shares of beneficial interest                  938,565

 Fund shares of the Flex Class
   (unlimited authrorization -- no par
   value) based on 2,007,764 outstanding
   shares of beneficial interest                    2,008
Undistributed net investment income                   296
Accumulated net realized loss on
   investments                                       (361)
                                               ----------
Total Net Assets (100.0%)                      $3,946,105
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                  $1.00
                                               ==========

Net Asset Value, Offering and
   Redemption Price Per Share
   -- Investor Shares                               $1.00
                                               ==========

Net Asset Value, Offering and
   Redemption Price Per Share
   -- Flex Shares                                   $1.00
                                               ==========


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 26.

================================================================================
                                                                     (UNAUDITED)

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.9%)
ALABAMA (2.7%)
   Cherokee, Industrial Development,
     Board Boc Group Project, RB,
     VRDN (C) (D) (E)
     3.900%, 04/01/08                $ 3,500     $  3,500
   Lauderdale County, Healthcare
     Authority, Coffee Health Group,
     Ser A, GO, (MBIA)

     3.700%, 07/01/00                  1,265        1,265
   Special Care Facilities, Montgomery
     Hospital, RB, VRDN (FGIC) (C) (D)

     3.850%, 04/01/15                  1,085        1,085
   State, Public School & College,

     Ser 101, RB, VRDN (FSA) (C) (D)

     3.990%, 11/01/13                  9,985        9,985
                                                 --------
                                                   15,835
                                                 --------
ARIZONA (1.9%)
   Salt River Project Arizona, Agriculture
     Import & Power District Electric
     System Ser Sg-10, RB, VRDN

     (C) (D) 3.980%, 01/01/30          7,570        7,570
   State, Transportation Board Maricopa
     County Regional Area Rd-A , RB

     4.500%, 07/01/00                  1,000        1,003
   State, Educational Loan Marketing,

     Ser A, RB, VRDN, AMT (C) (D) (E)
     4.000%, 12/01/20                  2,500        2,500
                                                  -------
                                                   11,073
                                                  -------
COLORADO (1.6%)
   Cherry Creek, South Metropolitian
     District Number 1, GO, VRDN
     (C) (D) (E) 3.900%, 06/01/06      1,350        1,350

   Lowry Economic, Redevelopment
     Authority, Ser B, RB, VRDN
     (C) (D) (E) 3.900%, 12/01/20      2,000        2,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
COLORADO -- CONTINUED
   State, Multifamily Housing Finance
     Authority, St Moritz Project,
     Series H, RB, VRDN (C) (D)
     3.950%, 10/15/16                $ 5,915     $  5,915
                                                 --------
                                                    9,265
                                                 --------
DELAWARE (0.3%)
   State, Educational Development
     Authority, VRDN (C) (D) (E)
     4.225%, 10/01/19                  1,875        1,875
                                                 --------
FLORIDA (0.4%)
   Hillsborough County, Industrial
     Development Authority, Pollution
     Control Revenue, Tampa Electric
     Project, RB, VRDN, AMT (C) (D)
     3.900%, 11/01/20                  1,100        1,100
   State, Housing Financial Agency
     Heron Park Project, Ser U, RB,
     VRDN, AMT (C) (D) (E)
     3.800%, 12/01/29                  1,190        1,190
                                                 --------
                                                    2,290
                                                 --------
GEORGIA (5.8%)
   Burke County, Development
     Authority, TECP
     3.700%, 02/08/00                 10,000       10,000
   Cobb County, Development
     Authority, Educational Facilities,
     Kennesaw State University Project,
     RB, VRDN (AMBAC) (C) (D)
     3.900%, 11/01/18                  6,290        6,290
   Conyers-Rockdale-Big Haynes,
     Impoundment Authority, RB,
     VRDN (FSA) (C) (D)
     3.900%, 07/01/22                  3,000        3,000

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
GEORGIA -- CONTINUED
   Fulton County, Industrial
     Development Authority, American
     Red Cross Project, RB, VRDN
     (C) (D) (E) 3.900%, 08/01/05    $ 1,100      $ 1,100
   Gordon County, Developement
     Authority, Sara Lee Corporation,
     VRDN (C) (D) 3.950%,
     03/01/02                          1,400        1,400
   Lafayette, Industrial Development
     Authority, Blue-Bird Project,
     Ser 1991, RB, VRDN (C) (D)
     3.900%, 03/01/01                  1,000        1,000
   Monroe County, Industrial
     Development Authority, Forsyth
     Inns Project, RB, VRDN (C) (D)
     3.900%, 11/01/15                  2,325        2,325
   State, Municipal Electric Authority,
     RB, VRDN (C) (D) (E)
     3.800%, 01/01/26                  4,000        4,000
   State, Ser E, GO
     4.000%, 02/01/00                  3,130        3,135
   Summerville, Development
     Authority, Ser 1997, RB, VRDN,
     AMT (C) (D) (E)
     3.950%, 09/01/17                  2,000        2,000
                                                  -------
                                                   34,250
                                                  -------
HAWAII (0.8%)
   State, Highway, RB, VRDN (C) (D)
     3.980%, 07/01/18                  4,790        4,790
                                                  -------
                                                    4,790
                                                  -------
ILLINOIS (9.9%)
   Bloomington, Airport Authority,
     GO, VRDN (C) (D)
     3.950%, 01/01/12                  1,300        1,300


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Chicago, Industrial Development,
     Midwest Project, RB, AMT, VRDN
     (C) (D) 4.100%, 11/01/17        $ 1,910     $  1,910
   Chicago, Airport Facilities,
     Centerpoint O'Hare, RB, VRDN
     (C) (D) (E) 4.000%, 09/01/32      3,500        3,500
   Chicago, O'Hare International
     Airport, RB, VRDN (C) (D) (E)
     3.850%,                           1,840        1,840
   Chicago, Single Family Mortage,
     RB, VRDN, AMT (C) (D) (E)
     3.250%, 09/01/29                  5,595        5,595
   Lockport, Industrial Development
     Panduit Project, RB, VRDN
     (C) (D) (E) 4.000%, 04/01/25      2,000        2,000
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser A, RB, VRDN (C) (D) (E)
     4.000%, 05/01/14                    500          500
   Savanna, Industrial Development
     Authority, Metform Project, Ser B,
     RB, VRDN (C) (D) (E)
     4.000%, 06/01/09                  1,400        1,400
   State, Development Financial
     Authority, Derby Project, RB,
     VRDN, AMT (C) (D)
     4.100%, 10/01/07                    800          800
   State, Development Financial
     Authority, Pollution Control,
     Illinois Power, Ser A, RB, VRDN
     (C) (D) (E) 3.850%, 11/01/28      5,000        5,000
   State, Educational Facilities
     Authority, Chicago Childrens
     Museum, RB, VRDN (C) (D) (E)
     3.900%, 02/01/28                  1,600        1,600

================================================================================
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   State, Educational Facilities
     Authority,  Museum of Science
     and Industry, RB,
     VRDN (C) (D) (E)
     3.900%, 11/01/15                $ 5,400     $  5,400
     State, GO
     4.250%, 06/01/00                  2,500        2,505
   State, Health Facilities Authority
     Proctor Hospital Project, RB,
     VRDN (C) (D) (E)
     3.900%, 01/01/12                  5,400        5,400
   State, Health Facilities Authority,
     Advocate Health Care, Ser B, RB,
     VRDN (C) (D)
     3.950%, 08/15/22                  2,900        2,900
   State, Health Facilities Authority,
     Streeterville Corporation, RB,
     VRDN (C) (D) (E)
     3.900%, 08/15/24                  2,000        2,000
   State, Health Facilities Authority,
     Streeterville Corporation, Ser A,
     RB, VRDN (C) (D) (E)
     3.900%, 08/15/22                  3,500        3,500
   State, Health Facilities Authority,
     University of Chicago Hospital
     Project, Ser C, RB, VRDN (MBIA)
     (C) (D) 4.000%, 08/15/26          4,000        4,000
   State, Industrial Development
     Authority, Illinois Power Company,
     Ser C, RB, AMT, VRDN (C) (D) (E)
     4.000%, 03/01/17                  3,000        3,000
   State, RB (FGIC)
     4.000%, 01/01/00                  1,875        1,876
   Wheeling, Industrial Development
     Circuit Service Project, RB, VRDN
     (C) (D) (E) 4.100%, 04/01/18      2,800        2,800
                                                ---------
                                                   58,826
                                                ---------


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
INDIANA (4.2%)
   Elkhart County, Economic Development,
     Godfrey Conveyor, RB, VRDN,
     AMT (C) (D) (E)
     4.100%, 04/01/13                $ 1,900     $  1,900
   Elkhart County, Economic
     Development, Holly Park, RB,
     VRDN, AMT (C) (D) (E)

     4.100%, 02/01/10                  2,100        2,100
   Fort Wayne, Economic Development
     Authority,  ND Tech Project,
     RB, VRDN, AMT (C) (D) (E)
     4.000%, 07/01/09                  1,000        1,000
   Indianapolis, Industrial Economic
     Development Authority, RB,
     VRDN (C) (D)

     4.050%, 04/01/01                  3,500        3,500
   Indianapolis, Local Public
     Improvements, Ser B, RB (MBIA)
     3.350%, 06/01/00                  1,550        1,550
   Indianapolis, Multi-Family Housing,
     RB, VRDN, AMT (C) (D) (E)
     4.100%, 03/01/31                  2,700        2,700
   Jasper, Economic Development,
     Wabash Valley Produce Project, RB,
     VRDN, AMT (C) (D) (E)
     4.100%, 06/01/05                  2,000        2,000
   La Porte County, Economic
     Development Revenue, Pedcor
     Investments-Woodland, RB, VRDN,
     AMT (C) (D) (E)
     4.000%, 10/01/29                  2,000        2,000
   Michigan City, Industrial Economic
     Development, Performance
     Packaging, RB, VRDN, AMT
     (C) (D) (E) 4.150%, 09/01/06        700          700

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
INDIANA -- CONTINUED
   State, Development Financial
     Authority, Culver Educational
     Facilities, RB, VRDN (C) (D) (E)
     3.900%, 01/01/32                $ 2,000     $  2,000
   State, Development Financial
     Authority, Educational Facility,
      Indiana Historical Society, RB,
     VRDN (C) (D) (E)
     3.900%, 08/01/31                  1,200        1,200
   State, Educational Facilities
     Authority, Indiana Wesleyan
     Project, Ser B, RB, VRDN
     (C) (D) (E) 3.950%, 06/01/28      2,500        2,500

   State, Health Facility Financing
     Authority, Clarian Health Partners,
     Ser B, RB, VRDN (C) (D)
    3.800%, 02/15/26                  2,000         2,000
                                                  -------
                                                   25,150
                                                  -------
IOWA (0.4%)

   West Des Moines, Commercial
     Development, Greyhound Lines
     Project, RB, VRDN (C) (D) (E)
     3.850%, 12/01/14                  2,500        2,500
                                                  -------
                                                    2,500
                                                  -------
KENTUCKY (1.1%)

   Jefferson County, Industrial Building,
     Fisher-Klosterman Project, RB,
     VRDN, AMT (C) (D) (E)
     4.100%, 05/01/17                  2,170        2,170
   State, Higher Education, Student
     Loan, Ser B, RB, AMT
     6.400%, 12/01/99                  4,125        4,125
                                                  -------
                                                    6,295
                                                  -------


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
LOUISIANA (2.9%)
   Calcasieu Parish, Industrial
     Development Board, Hydroserve
     Westlake, RB, VRDN, AMT
     (C) (D) (E) 4.050%,             $ 5,000     $  5,000
   State, Eagle Trust Ser 94180, RB,
     VRDN (C) (D)
     3.970%, 05/01/09                  8,000        8,000
   State, Offshore Terminal Authority,
     Deepwater Port, First Stage A-Loop
     Project, Ser A, RB, VRDN
     (C) (D) (E) 3.900%, 09/01/08      2,000        2,000
   State, Public Facilites Authority,
     Pollution Control, Ciba-Geigy
     Project, RB, VRDN (C) (D) (E)

     3.900%, 12/01/04                  2,400        2,400
                                                 --------
                                                   17,400
                                                 --------
MARYLAND (1.9%)
   Baltimore County, Allied Signal
     Project, VRDN (C) (D)
     4.000%, 03/01/14                  1,000        1,000
   State, Community Development,
     Department Housing &
     Community, RB, AMT (E)
     3.100%, 01/13/00                  4,655        4,655
   University of Maryland, Revolving
     Equipment Loan Program, Ser B,
     RB, VRDN (C) (D)
     3.750%, 07/01/15                  4,100        4,100
   Washington Suburban, General
     Construction, Prerefunded at 102,
     GO (D) 6.750%, 12/01/03           1,400        1,428
                                                 --------
                                                   11,183
                                                 --------

================================================================================
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN (1.6%)
   Oakland County, Economic
     Development Authority, Moody
     Family Ltd. Project, RB, VRDN,
     AMT (C) (D)
     4.100%, 09/01/12                 $  900      $   900
   State, Housing Development
     Authority, RB, VRDN, AMT
     (C) (D) (E) 3.950%, 03/01/13      1,000        1,000
   State, Industrial Development
     Authority, RB, VRDN (C) (D) (E)
     3.700%, 12/01/00                  3,000        3,000
   State, Municipal Bond Authority,
     School Loan, RB
     3.500%, 12/01/99                  2,000        2,000
   State, Strategic Fund, Consolidated
     Industrial Project, RB, VRDN,
     AMT (C) (D) (E)
     4.100%, 01/01/19                  2,500        2,500
                                                  -------
                                                    9,400
                                                  -------
MISSISSIPPI (0.5%)
   State, Business Finance, Solid Waste
     Disposal, Choctaw Generation,
     VRDN, AMT (C) (D) (E)
     4.000%, 10/01/28                  3,000        3,000
                                                  -------
MISSOURI (2.4%)
   Carthage, Industrial Development
     Authority, Schrieber Project, RB,
     VRDN, AMT (C) (D) (E)
     4.000%, 11/01/10                  3,100        3,100
   Independence, Industrial
     Development Authority,
     Multifamily Housing, RB, VRDN

     (C) (D) 4.050%, 01/01/05          7,480        7,480


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
MISSOURI -- CONTINUED
   Saint Charles County, Industrial
     Development Authority, Casalon
     Apartment Project, Ser 95, RB,
     VRDN (C) (D) (E)
     3.750%, 09/01/25                $ 3,100     $  3,100
   State, Environmental Improvement
     & Energy Resource Authority,
     Utilicorp United Project, RB,
     VRDN, AMT (C) (D) (E)
     4.000%, 05/01/28                    700          700
                                                 --------
                                                   14,380
                                                 --------
NEVADA (3.0%)
   Clark County, Airport Improvement
     Authority, Ser A-1, RB, VRDN
     (C) (D) (E) 3.750%, 07/01/25      4,200        4,200
   Clark County, Nevada Airport
     Improvement Ser A-1, RB, AMT,
     VRDN (C) (D) (E)
     3.950%, 07/01/25                  4,955        4,955
   Clark County, School District,
     VRDN (C)
     3.970%, 06/15/15                  8,345        8,345
                                                 --------
                                                   17,500
                                                 --------
NEW HAMPSHIRE (0.8%)
   State, Housing Finance Authority,
     Multi-Family Housing, Fairways
     Project, RB, VRDN, AMT
     (C) (D) (E) 3.950%, 01/01/24      5,000        5,000
                                                 --------
NEW JERSEY (0.5%)
   Parsippany, Troy Hills
     Township, GO
     4.500%, 12/01/99                  1,055        1,055
   State, Ser D, GO (D)
     5.100%, 02/15/00                  2,000        2,008
                                                  -------
                                                    3,063
                                                  -------
                                                                             13

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------------------------
NEW MEXICO (0.2%)
   State, Financial Authority, Ser B,
     RB, VRDN (FGIC) (D)
     3.000%, 07/01/17                $ 1,305     $  1,305
                                                 --------
NEW YORK (3.6%)
   New York, Industrial Development,
     Special Facilities, Korean Airlines
     Co., Ser A , RB, VRDN (C) (D) (E)
     3.850%, 11/01/24                  3,000        3,000
   New York, Ser A51, RB, VRDN
     (C) (D) (E) 3.950%, 04/14/00      4,000        4,000
   Southeast New York, Industrial
     Development, Unilock New York
     Inc. Project, RB, VRDN, AMT
     (C) (D) (E) 4.000%, 12/01/12      2,200        2,200
   State, VRDN (C) (D) (E)
     3.910%, 06/15/12                 12,085       12,085
                                                 --------
                                                   21,285
                                                 --------
NORTH CAROLINA (2.1%)
   Cleveland County, Family YMCA,
     Recreational Facilities Revenue,
     RB, VRDN (C) (D) (E)
     3.950%, 08/01/18                  2,840        2,840
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, VRDN, AMT (C) (D) (E)
     4.050%, 03/01/16                  1,800        1,800
   State, Educational Facilities,
     Guilford College, VRDN (MBIA)
     (C) (D) 3.850%, 05/01/24          2,200        2,200
   State, RB, VRDN (C) (D)
     3.980%, 04/01/11                  5,340        5,340
                                                 --------
                                                   12,180
                                                 --------


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
OHIO (5.5%)
   Hamilton County, RB, VRDN
     (MBIA) (C) (D)
     3.850%, 01/01/18                $ 8,400     $  8,400
   State Higher Education, RB ,
     VRDN (C) (D) (E)
     4.000%, 09/01/18                  4,835        4,835
   State, Air Quality Development
     Authority, Edison Project, Ser A,
     RB, VRDN (C) (D) (E)
     2.950%, 02/01/15                  8,000        8,000
   State, Air Quality Development
     Authority, JMG Limited
     Partnership, Ser A, RB, VRDN,
     AMT (C) (D) (E)
     3.900%, 04/01/28                  3,000        3,000
   State, Pollution Control Authority,
     Duquesne Project, RB, VRDN,
     AMT (C) (D)
     4.050%, 10/01/23                  3,000        3,000
   Warrren County, Health Care
     Facilities Revenue, RB, VRDN
     (C) (D) (E)
     3.850%, 07/01/21                  5,545        5,545
                                                 --------
                                                   32,780
                                                 --------
OREGON (0.3%)
   Oregon State Housing & Community
     Services, Department Mortgage
     Single Family Pg - Ser H, RB,
     AMT (D) 3.480%, 06/29/00          1,895        1,895
                                                 --------
PENNSYLVANIA (4.0%)
   Beaver County, Industrial
     Development Authority,
     Duquesne Light Company Project,
     Ser B, RB, VRDN (C) (D)
     4.000%, 08/01/09                  1,000        1,000

================================================================================
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA -- CONTINUED
   Delaware Valley, Regional Finance
     Authority, Ser B, RB, VRDN
     (C) (D) (E) 3.800%, 12/01/20    $ 8,100      $ 8,100
   Philadelphia, Ser A, TRAN
     4.250%, 06/30/00                  5,000        5,021
   State, Intergovernmental
     Cooperation Authority, Special
     Tax Revenue, VRDN (C) (D)
     3.980%, 06/15/20                  9,630        9,630
                                                  -------
                                                   23,751
                                                  -------
RHODE ISLAND (1.7%)
   State, Women & Infants Hospital,

     RB (FSA) (D)

     3.850%, 09/01/04                  3,365        3,365
   State, GO, VRDN (C) (D)
     3.980%, 11/01/12                  6,635        6,635
                                                  -------
                                                   10,000
                                                  -------
SOUTH CAROLINA (2.5%)
   Piedmont, Municipal Power Agency,
     Ser C, RB, VRDN (MBIA) (C) (D)
     3.900%, 01/01/19                  5,900        5,900
   Piedmont, Municipal Power Agency,
     Electrical Revenue, Ser D, RB,
     VRDN (MBIA) (C) (D)
     3.900%, 01/01/25                  3,100        3,100
   State, Economic Development
     Authority, Kiswire Inc. Project,
     RB, VRDN, AMT (C) (D) (E)
     4.100%, 09/01/07                  3,000        3,000
   State, Public Service Authority,
     Ser A, RB
     4.500%, 01/01/00                  1,500        1,502
   State, Ser W, GO Prerefunded at
     102 (E) 5.750%, 05/01/06          1,500        1,542
                                                  -------
                                                   15,044
                                                  -------


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
TENNESSEE (6.8%)
   Covington, Industrial Development
     Board, Charms Project, RB, VRDN,
     AMT (C) (D) (E)
     4.000%, 06/01/27                $ 3,000     $  3,000
   Eagle Trust, GO, VRDN (C) (D)
     3.840%, 11/15/18                 10,000       10,000
   Memphis-Shelby County, Industrial
     Development Board, Ponderosa
     Fibres American Project, RB, AMT,
     VRDN (C) (D) (E)
     4.000%, 04/01/05                  1,200        1,200
   Nashville & Davidson County,
     Industrial Development Authority,
     Rodgers/Welch Venture, RB, VRDN
     (C) (D) (E) 3.900%, 12/01/14      5,645        5,645
   Nashville & Davidson County,
     Industrial Development Authority,
     Multi-Family Mortgage,
     Chimneytop II Project, RB,
     VRDN (C) (D) (E)
     3.970%, 09/01/06                  1,325        1,325
   Nashville & Davidson County,
     Vanderbilt University, RB,
     VRDN (C) (D)
     3.100%, 01/15/15                  7,000        7,000
   Rutherford County, Industrial
     Development, RB, VRDN,
     AMT (C) (D) (E)
     4.000%, 10/01/14                  4,500        4,500
   State, Ser 108, GO, VRDN (C) (D)
     3.970%, 05/01/14                  2,500        2,500
   Sumner County, Health, RB,
     VRDN (C) (D)
     4.020%, 06/01/29                  5,000        5,000
                                                 --------
                                                   40,170
                                                 --------
                                                                              15

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
TEXAS (15.6%)
   Dallas, GO
     5.500%, 02/15/00                $ 2,105     $  2,115
   Eagle Trust, RB, VRDN (C) (D) (E)
     3.970%, 05/15/26                 10,925       10,925
   Eagle Trust, Ser 991301, GO,
     VRDN (C) (D) (E)
     3.970%, 06/01/25                  9,900        9,900
   Fort Worth, Water & Sewer,
     Ser B, RB 5.875%, 02/15/00        1,325        1,333
   Georgetown, Higher Education
     Financing Authority, Southwestern
     University Project, Ser 1984, RB,
     VRDN (C) (D) (E)
     3.850%, 10/01/14                  2,000        2,000
   Harris County, Industrial
     Development Authority, Lubrizol
     Project, RB, VRDN (C) (D)
     3.950%, 07/01/00                  1,600        1,600
   Houston, Water & Sewer, RB,
     VRDN (FGIC) (C) (D)
     3.980%, 12/01/25                  8,835        8,835
   Lone Star, Airport Improvement
     Authority, RB, VRDN (C) (D) (E)
     3.700%, 12/01/14                  1,700        1,700
   Pearland, Independent School
     District Tr Rcpts - Sg 106, RB,
     VRDN (C) (D)
     3.980%, 02/15/22                  6,245        6,245
   San Antonio, Electric & Gas,
     RB (MBIA)
     6.375%, 02/01/00                  1,350        1,358
   Southwest, Higher Education
     Authority, Southern Methodist
     University Project, Ser B, RB,
     VRDN (C) (D) (E)
     3.900%, 10/01/29                  5,000        5,000


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
TEXAS -- CONTINUED
   State, Public Facilities, RB,
     VRDN (C) (D) (E)
     3.970%, 10/23/23                $ 7,180     $  7,180
   State, Public Finance Authority,
     State Preservation Board,
     Ser A, RB (AMBAC)
     4.250%, 02/01/00                  1,200        1,202
   State, TECP
     3.700%, 02/07/00                 10,000       10,000
   State, TRAN
     4.500%, 08/31/00                 20,000       20,116
   University of Houston, RB
     5.500%, 02/15/00                  2,850        2,864
                                                  -------
                                                   92,373
                                                  -------
UTAH (1.8%)
   State, Housing Finance Agency,
     RB, AMT, VRDN (FHA) (C) (D)
     3.100%, 01/13/00                 10,950       10,950
VIRGINIA (3.1%)
   Braxton County, Solid Waste
     Disposal, Weyerhaeuser Co.
     Project, RB, VRDN, AMT (C) (D)
     4.050%, 03/01/29                  7,650        7,650
   Chesterfield County, Industrial
     Development Authority, Allied
     Signal Project, RB, VRDN (C) (D)
     4.050%, 08/01/09                  3,000        3,000
   Front Royal & Warren County,
     Industrial  Development  Authority,
     Pen Tab Industries Project, RB,
     VRDN, AMT (C) (D) (E)
     4.000%, 04/01/15                  2,700        2,700

================================================================================
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Prince George County, Industrial
     Development Authority, Industrial
     Development Revenue, RB,
     VRDN, AMT (C) (D) (E)
     4.100%, 09/01/19                $ 4,800     $  4,800
                                                 --------
                                                   18,150
                                                 --------
WASHINGTON (3.5%)
   Pierce County, Washington
     Economic Development,
     Weyerhaeuser Real Estate Project,
     RB, VRDN (C) (D) (E)
     3.950%, 01/01/27                  3,000        3,000
   Port of Seattle, GO, VRDN (C) (D)
     3.850%, 01/01/05                  1,200        1,200
   Seattle, Water Systems Revenue,
     RB, VRDN (C) (D) (E)
     3.850%, 09/01/25                  4,200        4,200
   South Columbia, RB
     5.700%, 12/01/99                  1,000        1,000
   State, GO, VRDN (C) (D)
     3.200%, 12/09/99                  3,335        3,335
   State, Public Power Supply System,
     Nuclear Project No. 1, Ser 1A-1,
     RB, VRDN (C) (D) (E)
     3.800%, 07/01/17                  4,535        4,535
   State, Public Power Supply System,
     Nuclear Project No. 1, Ser 1A-3,
     RB, VRDN (C) (D) (E)
     3.700%, 07/01/17                  3,200        3,200
                                                  -------
                                                   20,470
                                                  -------


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
WEST VIRGINIA (1.8%)
   Marshall County, Pollution Control
     Authority, Allied Signal Project,
     RB, VRDN (C) (D)
     4.050%, 03/01/26                $ 8,630     $  8,630
   Marshall County, Pollution Control
     Authority, PPG Industries Project,
     RB, VRDN (C) (D)
     4.050%, 11/01/12                  2,000        2,000
                                                  -------
                                                   10,630
                                                   ------
WISCONSIN (1.9%)
   Appleton, Industrial Development
     Revenue, Pro Lable Project, RB,
     VRDN, AMT (C) (D) (E)
     4.200%, 11/01/12                    870          870
   Germantown, Industrial Revenue,
     Speaker Project RB, VRDN,
     AMT (C) (D)
     4.200%, 08/01/11                    855          855
   Holland, Industrial Development
     Revenue, White Clover Dairy
     Project, RB, VRDN, AMT (C) (D) (E)
     4.100%, 06/01/13                  1,500        1,500
   Oconomowoc, Industrial
     Development Revenue, Quest
     Technologies Project, RB, VRDN,
     AMT (C) (D) (E)
     4.100%, 05/01/18                  1,550        1,550
   State, Health Facilities, Franciscan
     Health Care, Ser A-1, RB,
     VRDN (C) (D) (E)
     3.850%, 01/01/16                  6,105        6,105
   State, Health Facilities, Saint Lukes
     Medical Center, RB, VRDN
     (C) (D) (E) 3.900%, 12/01/17        300          300
                                                 --------
                                                   11,180
                                                 --------
                                                                            17

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999


TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
WYOMING (0.8%)
   Sweetwater, RB, VRDN (C) (D) (E)
     3.750%, 07/01/15                $ 4,600     $  4,600
                                                 --------
Total Municipal Bonds
     (Cost $579,838)                              579,838
                                                 --------
CASH EQUIVALENTS (1.8%)
   Financial Square Tax Free
     Portfolio                         9,801        9,801
   SEI Institutional Tax Free
     Portfolio                         1,053        1,053
                                                 --------
Total Cash Equivalents
     (Cost $10,854)                                10,854
                                                 --------
Total Investments (99.7%)
   (Cost $590,692)                                590,692
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)            2,349
                                                 --------


--------------------------------------------------------------------------------
                                               VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 466,177,078 outstanding
   shares of beneficial interest                 $466,177
Fund shares of the  Investor  Class
  (unlimited  authorization  -- no par value)
   based on 126,910,911 outstanding
   shares of beneficial
   interest                                       126,911
Distributions in excess of

  net investment income                               (12)
Accumulated net realized loss on
   investments                                        (35)

                                                 --------
TOTAL NET ASSETS 100.0%                          $593,041
                                                 ========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Trust Shares                                     $1.00
                                                 ========
Net Asset Value, Offering and
   Redemption Price Per Share
   -- Investor Shares                               $1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
           FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 26.

================================================================================
                                                                     (UNAUDITED)


TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.3%)
ARIZONA (3.3%)
   City of Mesa Arizona, Industrial
     Development Authority Discovery
     Health Ser B, RB, VRDN (MBIA)
     (C) 3.900%, 01/01/29            $10,000    $  10,000
                                                ---------
DISTRICT OF COLUMBIA (1.3%)
   District of Columbia, RB (C) (E)
     3.900%, 07/01/23                  4,000        4,000
                                                ---------
ILLINOIS (6.6%)
   Chicago, O'Hare International
     Airport, RB, AMT (C)
     4.030%, 07/01/10                  5,000        5,000
   State Pollution Control Finance
     Authority Central Illinois Public
     Service, Ser 93 C-1, RB, VRDN
     (C) (E) 3.850%, 08/15/26         10,000       10,000
   State, Toll Highway Authority, RB
     (FSA) (C) 3.900%, 01/01/16        5,000        5,000

                                                 --------
                                                   20,000
                                                 --------
LOUISIANA (2.5%)
   Jefferson Parish, Home Mortgage,
     RB (C) 4.030%, 12/01/24           7,720        7,720
                                                 ---------
MARYLAND (4.8%)
   Elkton, Highway Service Ventures,
     RB, VRDN (C) (E)
     3.950%, 11/01/14                    620          620
   Montgomery County, Housing
     Opportunity Commission, Issue 1,
     RB, AMT (C) (E)
     3.950%, 06/01/30                 10,000       10,000
   State, Economic Development,
     Dietz & Watson Inc. Project,
     RB, VRDN (C)(E)
     4.050%, 03/01/19                  1,000        1,000


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
MARYLAND -- CONTINUED
   State, Health & Higher Educational
     Facilities Authority, Pooled Loan
     Project, Ser D, RB (C) (E)
     3.850%, 01/01/24                $ 2,875    $   2,875
                                                ---------
                                                   14,495
                                                ---------
MICHIGAN (3.3%)
   Detroit, Sewer Disposal, Ser B, RB
     (MBIA) (C) 3.900%, 07/01/23      10,000       10,000
                                                ---------
MISSOURI (4.2%)
   St Charles County, RB, VRDN (C)
     3.750%, 02/01/23                 12,700       12,700
                                                ---------
NEVADA (2.2%)
   Clark County, Airport Improvement
     Authority, Ser A-1, RB, VRDN
     (C) (D) (E) 3.750%, 07/01/25      2,947        2,947

   Clark County, Industrial
     Development, RB, VRDN (C)
     4.180%, 10/01/30                  3,700        3,700
                                                ---------
                                                    6,647
                                                ---------
NEW YORK (8.2%)
   Long Island, Power Authority,
     Electric System Project, RB (C)
     4.080%, 12/01/24                  4,000        4,000
   New York City, GO (C)
     4.010%, 06/01/27                 11,960       11,960
   New York City, Municipal Water
     Financing Authority, RB (FSA) (C)
     3.940%, 06/15/24                  9,000        9,000
                                                ---------
                                                   24,960
                                                ---------
NORTH CAROLINA (0.7%)
   State, Educational Facilities,
     Bowman Gray School of Medicine
     Project, RB, VRDN (C)
     3.850%, 09/01/20                  2,100        2,100
                                                ---------
                                                                            19

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS NOVEMBER 30, 1999


TAX-FREE MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA (2.6%)
   Pittsburgh, GO (FGIC) (C)
     3.980%, 03/01/11                $ 8,000     $  8,000
                                                 --------
SOUTH CAROLINA (2.7%)
   Florence County, McLeod Regional
     Medical Center Project, Ser A, RB
     (FGIC) (C) (E)
     3.900%, 11/01/15                  8,200        8,200
                                                 --------
TENNESSEE (1.6%)
   Shelby County, Health, Educational
     & Housing Facilities, Multi Family
     Housing, Ser A, RB, AMT (C) (E)
     4.100%, 12/01/37                  5,000         5,000
                                                  --------
TEXAS (5.8%)
   Harris County, Multi Family
     Housing Idelwood Park, Ser A,
     RB, VRDN (C)
     3.970%, 06/01/05                  2,700        2,700
   Houston, Water & Sewer System,
     RB (FGIC) (C)
     3.980%, 12/01/23                  5,000        5,000
   State, TRAN
     4.500%, 08/31/00                 10,000       10,058
                                                  -------
                                                   17,758
                                                  -------
VIRGINIA (41.1%)
   Alexandria Industrial Development
     Authority, American Red Cross
     Project, RB, VRDN (C) (E)
     3.900%, 01/01/09                  4,485        4,485
   Alexandria, Industrial Development,
     Pooled Loan Project, Ser A, RB
     (C) (E) 3.900%, 07/01/26          7,075        7,075
   Alexandria, Industrial Development,
     Ser A, RB (C)
     3.900%, 07/01/26                  3,500        3,500


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
   Almermarle County, Industrial
     Development, Health Services,
     RB (C) 3.900%, 10/01/22         $ 4,400     $  4,400
   Ashland, Industrial Development
     Authority, RB, AMT, VRDN (C)
     4.050%, 07/01/19                  7,000        7,000
   Culpeper Baptist Homes Res Care
     Facility, RB, VRDN (C) (E)
     3.900%, 11/01/17                    800          800
   Fairfax County, Industrial
     Development Authority Fairfax
     Hospital Project, Ser B , RB,
     VRDN (C)
     3.850%, 10/01/25                  9,600        9,600
   Fairfax County, Economic
     Development, Flint Hill School
     Project, RB (C) (E)
     3.850%, 09/01/21                  4,340        4,340
   Fairfax County, Public
     Improvements, GO (C)
     3.980%, 06/01/13                  6,300        6,300
   Hanover County, Residential Care
     Facility Ida Covenant Woods
     Project, RB, VRDN (C) (E)
     3.950%, 07/01/29                 12,000       12,000
   Louisa County, Industrial
     Development, RB (C) (E)
     3.900%, 01/01/20                  2,975        2,975
   Norfolk, Industrial Development
     Authority, Children Hospital
     Project, RB, VRDN (C) (E)
     3.900%, 06/01/20                 11,900       11,900
   Prince William County, GO
     5.000%, 08/01/00                  1,000        1,009
   Richmond, Redevelopment &
     Housing Authority, Multi Family
     Housing, RB (C)
     4.130%, 11/01/29                 13,000       13,000

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Roanoke, Industrial Development
     Authority, Memorial Hospital
     Projects, RB, Prerefunded
     07/01/00 @100 (MBIA) (D)
     6.500%, 07/01/25                $ 5,000      $ 5,085
   Roanoke, Industrial Development
     Authority, Roanoke Memorial
     Hospital Project, Ser C, RB (C) (E)
     3.850%, 07/01/19                  1,935        1,935
   Roanoke, Industrial Development
     Authority, Carilion Health System
     Ser B, RB, VRDN (C)
     3.800%, 07/01/27                  4,000        4,000
   State, Public School Authority, RB
     5.000%, 08/01/00                  4,335        4,377
   State, Public School Authority,
     Ser B, GO
     5.000%, 08/01/00                  4,665        4,701
   State, Port Authority, RB, AMT
     (MBIA) (C)
     4.030%, 07/01/24                 10,100       10,100
   State, University & Hospital &
     Public Improvements, GO
     5.000%, 06/01/00                  2,000        2,017
   Suffolk, Redevelopment &
     Housing Authority, Multi Family
     Housing, Windsor Fieldstone
     Project, RB (C) 4.400%, 12/01/07  4,218        4,218
                                                 --------
                                                  124,817
                                                 --------
WASHINGTON (4.4%)
   Eagle Trust, TECP
     3.850%, 03/22/00                 13,300       13,300
                                                 --------
Total Municipal Bonds
     (Cost $289,697)                              289,697
                                                 --------


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (4.2%)
   Financial Square Tax Free
     Portfolio                       $ 5,890     $  5,890
   SEI Institutional Tax Free
     Portfolio                         7,014        7,014
                                                 --------
Total Cash Equivalents
     (Cost $12,904)                                12,904
                                                 --------
Total Investments (99.5%)

   (Cost $302,601)                                302,601
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (0.5%)            1,442
                                                 --------
NET ASSETS:

Fund shares of the Trust Class
   (unlimited authorization --
   no par value) based on 295,666,361
   outstanding shares of beneficial interest      295,643
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 8,408,509 outstanding
   shares of beneficial interest                    8,408
Distributions in excess of
  net investment income                                (1)
Accumulated net realized loss on investments           (7)
s                                                 --------
TOTAL NET ASSETS (100.0%)                        $304,043
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                  $1.00
 Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares               $1.00
                                                 ========

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
           FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 26.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999


U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (11.8%)
   U.S. Treasury Note
     5.500%, 02/29/00                $50,000    $  50,084
                                                ---------
Total U.S. Treasury Obligation
     (Cost $50,084)                                50,084
                                                ---------
CASH EQUIVALENTS (8.9%)
   AIM Institutional Treasury
     Portfolio                        19,000       19,000
   SEI Daily Income Trust Treasury
     II Portfolio                     19,000       19,000
                                                 --------
Total Cash Equivalents
     (Cost $38,000)                                38,000
                                                 --------
REPURCHASE AGREEMENTS (79.5%)
   ABN-AMRO
     5.62%, dated 11/30/99, matures
     12/01/99, repurchse price
     $9,089,046 (collateralized by U.S.
     Treasury Note: total market value
     $9,271,005) (B)                   9,089        9,089
   Barclays
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $19,020,757 (collateralized by U.S.
     Treasury Note: total market
     value $19,401,277) (B)           19,021       19,021
   Deutsche Bank
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $19,513,570 (collateralized by U.S.
     Treasury Note: total market
     value $19,904,606) (B)           19,514       19,514



--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                    (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
    Goldman Sachs
     5.40%, dated 11/30/99, matures
     12/01/99, repurchase price
     $15,000,000 (collateralized by
     U.S. Treasury Note: total market
     value $15,300,000) (B)
     5.400%, 12/01/99                $15,000    $  15,000
   Greenwich
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $19,343,054 (collateralized by
     U.S. Treasury Note: total market
     value $19,731,928) (B)           19,343       19,343
   J.P. Morgan
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $17,003,150 (collateralized by
     U.S. Treasury Note: total market
     value $17,343,271) (B)           17,003       17,003
   Merrill Lynch
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
      $103,307,996 (collateralized by
     various GNMA obligations: total
     market value $105,375,152) (B)  103,308      103,308
   Morgan Stanley
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $102,970,112 (collateralized by
     various GNMA obligations: total
     market value $106,589,578) (B)  102,970      102,970

--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Salomon Brothers
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $14,079,779 (collateralized by U.S.
     Treasury Note: total market value
     $15,030,775) (B)                $14,080    $  14,080
   SBC Warburg
     5.62%, dated 11/30/99, matures
     12/01/99, repurchase price
     $19,096,451 (collateralized by
     U.S. Treasury Bond: total market

     value $19,482,240) (B)           19,096       19,096
                                                ---------
Total Repurchase Agreements
     (Cost $338,424)                              338,424
                                                ---------
Total Investments (100.2%)
   (Cost $426,508)                                426,508
                                                ---------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)            (874)
                                                ---------



--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
    (unlimited authorization -- no par
   value) based on 366,513,591
   outstanding shares of beneficial interest     $366,514

Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 58,843,366
   outstanding shares of beneficial interest       58,843
Accumulated net realized gain on

   investments                                        277

                                                 --------
TOTAL NET ASSETS (100.0%)                        $425,634
                                                 ========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Trust Shares                                     $1.00
                                                 ========
Net Asset Value, Offering and
   Redemption Price Per Share
   -- Investor Shares                               $1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
          FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE  SEE PAGE 26.

STATEMENTS OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999


U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (15.9%)
   U.S. Treasury Notes
     5.625%, 12/31/99                $15,000    $  15,011
     5.875%, 02/15/00                 15,000       15,029
     5.500%, 03/31/00                 25,000       25,041
     6.375%, 05/15/00                 30,000       30,177
     5.375%, 07/31/00                 15,000       14,997
     5.125%, 08/31/00                 15,000       14,970
                                                 --------
Total U.S. Treasury Obligations
     (Cost $115,225)                              115,225
                                                 --------
REPURCHASE AGREEMENTS (84.3%)
   ABN-AMRO

     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $34,926,383 (collateralized by a
     U.S. Treasury Note: total market

     value $35,624,958) (B)           34,926       34,926
   Barclays
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $34,551,241 (collateralized by a
     U.S. Treasury Note: total market
     value $35,242,905) (B)           34,551       34,551
   Deutsche Bank
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $36,966,774 (collateralized by
     U.S. Treasury Note: total market
     value $35,666,273) (B)           34,967       34,967
   Greenwich Bank
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $178,811,704 (collateralized by
     various U.S. Treasury obligations:
     total market value
     $182,390,917) (B)               178,812      178,812
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   J.P. Morgan
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $35,006,247 (collateralized by a
     U.S. Treasury Bond: total
     market value $35,707,048) (B)   $34,455    $  34,455
   Merrill Lynch
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $34,654,348 (collateralized by a
     U.S. Treasury Note: total market
     value $35,347,656) (B)           34,654       34,654
   Morgan Stanley
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $34,454,608 (collateralized by
     a U.S. Treasury Note: total
     market value $35,321,745) (B)    35,006       35,006
   SBC Warburg
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $178,348,011 (collateralized by
     a U.S. Treasury Note: total
     market value $181,917,918) (B)  178,348      178,348
   Dresdner Bank
     5.25%, dated 11/30/99, matures
     12/01/99, repurchase price
     $10,000,000 (collateralized by a
     U.S. Treasury Note: total market
     value $10,200,000) (B)           10,000       10,000

================================================================================
                                                                    (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Salomon Brothers
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $35,169,104 (collateralized by
     various U.S. Treasury Notes: total
     market value $36,023,616) (B)   $35,169     $ 35,169
                                                 --------
Total Repurchase Agreements
     (Cost $610,888)                              610,888
                                                 --------
Total Investments (100.2%)
   (Cost $726,113)                                726,113
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)          (1,846)
                                                 --------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 724,348,814
   outstanding shares of beneficial interest      724,265
Undistributed net investment income                     2
                                                 --------
TOTAL NET ASSETS (100.0%)                        $724,267
                                                 ========
Net Asset Value, Offering and
   Redemption Price Per Share
   -- Trust Shares                                  $1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
          FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 26.

================================================================================
                                                                     (UNAUDITED)

                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS

AMBAC       Security insured by the American Municipal Bond Assurance
            Corporation
AMT         Alternative Minimum Tax
Cl          Class
FGIC        Security insured by the Financial Guaranty Insurance Company
FHA         Federal Housing Authority
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Securities Assurance
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Security insured by the Municipal Bond Insurance Association
MTN         Medium Term Note
RB          Revenue Bond

Ser         Series
SLMA        Student Loan Marketing Association
TECP        Tax Exempt Commercial Paper
TRAN        Tax & Revenue Anticipation Note
VRDN        Variable Rate Demand Note
(A)         Private Placement Security
(B)         Tri-Party Repurchase Agreement

(C) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1999. The date shown is the next scheduled reset date.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.

STATEMENTS OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999             (UNAUDITED)

                                                          TAX-EXEMPT      TAX-FREE    U.S. GOVERNMENT
                                        PRIME QUALITY        MONEY          MONEY       SECURITIES     U.S. TREASURY
                                        MONEY MARKET        MARKET         MARKET      MONEY MARKET        MONEY
                                            FUND             FUND           FUND           FUND         MARKET FUND
                                        ------------      ----------     ----------   ------------    -------------
                                          06/01/99-        06/01/99-      06/01/99-      06/01/99-       06/01/98-
                                          11/30/99         11/30/99       11/30/99       11/30/99        05/31/99
                                         ----------       ----------      ---------      --------      -----------
Interest Income ........................ $113,767          $12,908         $4,759        $11,044        $18,899
                                         --------          -------         ------        -------        -------
Expenses:

   Investment Advisory Fees ............   14,060            2,128            562          1,514          2,446
   Less: Investment Advisory
         Fees Waived/Reimbursed ........   (3,223)            (504)            (9)          (269)          (491)
   Administrator Fees                       1,533              274            100            156            266
   Transfer Agent Fees-- Trust Shares ..        3                6             10              6             11
   Transfer Agent Fees-- Investor Shares       10               --              8             16             --
   Transfer Agent Fees-- Flex Shares ...        2               --             --             --             --
   Transfer Agent Out of Pocket Fees ...      150               34             13             20             34
   Printing Expenses ...................      108               19              9             11             19
   Custody Fees ........................      128               15              6              9             15
   Professional Fees ...................       87               15              6              9             15
   Trustee Fees ........................       22                4              1              2              4
   Registration Fees ...................       87               15             10              9             29
   Distribution Fees-- Investor Shares .      940              102             21             53             --
   Less: Distribution Fees Waived --

        Investor Shares ................     (150)             (20)           (21)           (25)            --
   Distribution Fees-- Flex Shares .....        2               --             --             --             --
   Less: Distribution Fees Waived--

        Flex Shares ....................       (2)              --             --             --             --
   Insurance and Other Fees ............       21               --              9              3            (21)
   Amortization of Deferred
        Organizational Costs ...........       --               --             --             --             43
                                          -------          -------         ------        -------        -------
   Total Expenses ......................   13,778            2,088            725          1,514          2,370
                                          -------          -------         ------        -------        -------
   Net Investment Income ...............   99,989           10,820          4,034          9,530         16,529
                                          -------          -------         ------        -------        -------
   Net Realized Gain (Loss) on
        Securities Sold ................      (13)             (30)            --             86             --
                                          -------          -------         ------        -------        --------
Net Increase in Net Assets
        FROM OPERATIONS ................  $99,976          $10,790         $4,034        $ 9,616         $16,529
                                          =======          =======         ======        =======        ========

Amounts designated as "--" are either $0 or round to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================


STI CLASSIC FUNDS FOR THE PERIODS ENDED NOVEMBER 30, 1999, MAY 31, 1999, AND NOVEMBER 30, 1998

                                    PRIME QUALITY         TAX-EXEMPT                TAX-FREE
                                  MONEY MARKET FUND    MONEY MARKET FUND       MONEY MARKET FUND
                                 ------------------   ------------------- ----------------------------
                                 06/01/99- 06/01/98-  06/01/99- 06/01/98- 06/01/99- 12/01/98- 12/01/97-
                                 11/30/99  05/31/99   11/30/99  05/31/99  11/30/99  05/31/99  11/30/98
                                 --------- ---------  --------- --------- -------- ---------- --------
  NET INVESTMENT INCOME .....    $  99,989 $ 125,543   $ 10,820  $ 20,454  $  4,034  $ 3,806   $ 7,024
  Net Realized Gain (Loss)
            on Investments             (13)      (19)       (30)       (1)       --       --       (9)
                                 ---------  --------   --------  --------  --------  -------   -------
      Increase in Net Assets
             from Operations        99,976   125,524     10,790    20,453     4,034    3,808     7,015
                                 ---------  --------   --------  --------  --------  -------   -------
Distributions to Shareholders:
  Net Investment Income:

    Trust Shares ..............    (78,547)  (99,427)    (8,978)  (16,665)   (3,894)  (3,739)   (6,778)
    Investor Shares ...........    (21,094)  (26,132)    (1,854)   (3,788)     (140)     (91)     (239)
    Flex Shares................         (9)       --         --        --        --        --       --
                                 ---------  --------   --------  --------  --------   -------   -------
      Total Distributions .....    (99,650) (125,559)   (10,832)  (20,453)   (4,034)   (3,830)   (7,017)
                                 ---------  --------   --------  --------  --------   -------   -------
Capital Transactions (1):
  Trust Shares:

    Proceeds from Shares Issued  3,497,130  4,698,805    295,775   984,432  204,843    246,896   369,536
    Shares Issued in Connection
    with Crestar Merger ...             --  1,179,761         --        --       --         --        --
    Reinvestment of Cash
       Distributions                 4,055      4,306         --        --       --         --        --
    Cost of Shares Redeemed ... (4,399,167)(3,859,828)  (471,237) (790,815)(179,639)  (247,343)  (325,471)
                                ---------- ----------   --------  -------- --------   --------   --------
  Increase (Decrease) in Net
     Assets From
        Trust Share Transactions  (897,982) 2,023,044   (175,462)  193,617   25,204       (447)    44,065
                                ---------- ----------   --------  -------- --------   --------   --------
Investor Shares:
    Proceeds from Shares Issued    568,351  1,199,739    227,234   356,214   16,385      5,749     22,060
    Shares Issued in Connection
        with Crestar Merger ...         --    187,089         --        --       --         --         --
    Reinvestment of Cash
        Distributions               23,857     24,846      2,137     3,497      155        110        237
    Cost of Shares Redeemed ...   (571,787)  (905,401)  (231,320) (365,395) (14,087)    (8,754)   (21,081)
                                ---------- ----------   --------  -------- --------   --------   --------
  Increase (Decrease) in Net
    Assets From Investor
    Share Transactions              20,421    506,273     (1,949)   (5,684)   2,453     (2,895)     1,216
                                ---------- ----------   --------  -------- --------   --------   --------
Flex Shares:
    Proceeds from Shares Issued      2,237         --         --        --       --         --         --
    Reinvestment of Cash
        Distributions                    9         --         --        --       --         --         --
    Cost of Shares Redeemed ...       (238)        --         --        --       --         --         --
                                ---------- ----------   --------  -------- --------   --------   --------
  Increase (Decrease) in Net
        Assets From
        Flex Share Transactions      2,008         --         --        --       --         --         --
                                ---------- ----------   --------  -------- --------   --------   --------
    Increase (Decrease) in Net
        Assets From Share
        Transactions              (875,553) 2,529,317   (177,411)  187,933   27,657     (2,895)    45,281
                                ---------- ----------   --------  -------- --------   --------   --------
      Total Increase (Decrease) in
           Net Assets..........   (875,227) 2,529,282   (177,453)  187,933   27,657     (3,364)     5,279
                                 ---------- ----------  --------  -------- --------   --------   --------


STI CLASSIC FUNDS FOR THE PERIODS ENDED NOVEMBER 30, 1999, MAY 31, 1999, AND NOVEMBER 30, 1998

                                           U.S. GOVERNMENT                U.S. TREASURY
                                              SECURITIES                    SECURITIES
                                           MONEY MARKET FUND            MONEY MARKET FUND
                                          -------------------        ---------------------------
                                           06/01/99-06/01/98-        06/01/99 12/01/98- 12/01/97-
                                           11/30/99 05/31/99         11/30/99 05/31/99  11/30/98
                                           --------- --------        -------- --------- ---------
  NET INVESTMENT INCOME .....             $   9,530  $ 20,487       $ 16,529  $ 15,437  $  29,481
  Net Realized Gain (Loss)
            on Investments                       86       191             --        --         --
                                          ---------  --------       --------  --------  ---------
      Increase in Net Assets
             from Operations                  9,616    20,678         16,529    15,437     29,481
                                          ---------  --------       --------  --------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..............              (8,297)  (17,844)       (16,527)  (15,522)   (29,476)
    Investor Shares ...........              (1,319)   (2,641)            --        --         --
    Flex Shares................                 --         --             --        --         --
                                          ---------  --------       --------  --------  ---------
      Total Distributions .....              (9,616)  (20,485)       (16,527)  (15,522)   (29,476)
                                          ---------  --------       --------  --------  ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued             289,826   739,766        535,124    681,589 1,131,937
    Shares Issued in Connection
    with Crestar Merger ...                      --        --             --         --        --
    Reinvestment of Cash
       Distributions                            827     1,170              7          1          4
    Cost of Shares Redeemed ...            (328,348) (714,135)      (571,699)  (620,595)(1,064,404)
                                           ---------  --------       --------  -------- ----------
  Increase (Decrease) in Net
     Assets From
        Trust Share Transactions            (37,695)   26,801        (36,568)    60,995     67,537
                                           ---------  --------       --------  -------- ----------
Investor Shares:
    Proceeds from Shares Issued             129,598    294,871             --        --         --
    Shares Issued in Connection
        with Crestar Merger ...                  --         --             --        --         --
    Reinvestment of Cash
        Distributions                         1,475      2,578             --        --         --
    Cost of Shares Redeemed ...            (133,675)  (294,755)            --        --         --
                                           ---------  --------       --------  -------- ----------
  Increase (Decrease) in Net
    Assets From Investor
    Share Transactions                       (2,602)     2,694             --        --         --
                                           ---------  --------       --------  -------- ----------
Flex Shares:
    Proceeds from Shares Issued                  --         --             --        --         --
    Reinvestment of Cash
        Distributions                            --         --             --        --         --
    Cost of Shares Redeemed ...                  --         --             --        --         --
                                           ---------  --------       --------  -------- ----------
  Increase (Decrease) in Net
        Assets From
        Flex Share Transactions                  --         --             --        --         --
                                           ---------  --------       --------  -------- ----------
    Increase (Decrease) in Net
        Assets From Share
        Transactions                         (40,297)   29,495        (36,568)   60,995     67,537
                                           ---------  --------       --------  -------- ----------
      Total Increase (Decrease) in
           Net Assets..........              (40,297)   29,688        (36,566)   60,910     67,542
                                           ---------  --------       --------  -------- ----------

  Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
                                                                     (UNAUDITED)



                                        PRIME QUALITY           TAX-EXEMPT                    TAX-FREE
                                     MONEY MARKET FUND       MONEY MARKET FUND              MONEY MARKET FUND
                                    ------------------     ---------------------     -----------------------------
                                    06/01/99-06/01/98-     06/01/99- 06/01/98-        06/01/99- 12/01/98- 12/01/97-
                                    11/30/99 05/31/99      11/30/99  05/31/99         11/30/99  05/31/99  11/30/98
                                    -------- ---------     --------- ---------        --------- --------- ---------
Net Assets:
  Beginning of Period .........   $4,821,332 $2,292,050    $770,494 $  582,561        $ 276,386 $279,750  $234,471
                                  ---------- ----------    -------- ----------        --------- --------  --------
  END OF PERIOD ...............    3,946,105  4,821,332     593,041    770,494          304,043  276,386   279,750
                                  ========== ==========    ======== ==========        ========= ========  ========
(1) Shares Issued and Redeemed:
  Trust Shares:

    Shares Issued .............    3,497,130  4,698,805     295,775     984,432          204,843  246,896  369,536
    Shares Issued in Connection with
             Crestar Merger ...           --  1,179,840          --          --               --       --       --
    Shares Issued in Lieu of
             Cash Distributions        4,055      4,306          --          --               --       --       --
    Shares Redeemed ...........   (4,399,004)(3,859,828)   (471,237)   (790,815)        (179,639) (247,343)(325,471)
                                  ---------- ----------    --------  ----------        ---------  --------  --------
       Net Trust Share Transactions (897,819) 2,023,123    (175,462)    193,617           25,204      (447)  44,065
                                  ---------- ----------    --------  ----------        ---------  --------  --------
  Investor Shares:

    Shares Issued .............       568,351 1,199,740     227,234     356,214           16,385     5,749   22,060
    Shares Issued in Connection with
             Crestar Merger ...            --   187,089          --          --               --        --       --
    Shares Issued in Lieu
              of Cash Distributions    23,857    24,846       2,137       3,497              155       110       237
    Shares Redeemed ...........      (571,786) (905,433)   (231,320)   (365,395)         (14,087)   (8,754)  (21,081)
                                   ---------- ---------    --------  ----------        ---------  --------  --------
      Net Investor Share
        Transactions                  20,422    506,242      (1,949)     (5,684)           2,453    (2,895)    1,216
                                   ---------  ---------     -------- ----------        ---------  --------  --------

  Flex Shares:

      Shares Issued............        2,237         --           --         --               --        --        --
      Shares Issued in Lieu of Cash
               Distributions               9         --           --         --               --        --        --
      Shares Redeemed..........         (238)        --           --         --               --        --        --
                                   ---------  ---------     -------- ----------        ---------  --------  --------
      Net Flex Share Transactions      2,008         --           --         --               --        --        --
                                   ---------  ---------     -------- ----------        ---------  --------  --------
      Net Change in Capital Shares  (875,389) 2,529,365      177,411    187,933           27,657    (3,342)   45,281
                                   ---------  ---------     -------- ----------        ---------  --------  --------


                                                  U.S. GOVERNMENT              U.S. TREASURY
                                                    SECURITIES                  SECURITIES
                                                 MONEY MARKET FUND            MONEY MARKET FUND
                                              ---------------------      ---------------------------
                                               06/01/99- 06/01/98-       06/01/9- 12/01/98- 12/01/97-
                                               11/30/99  05/31/99        11/30/99  05/31/99 11/30/98
                                              ---------- ---------       ----------------------------
Net Assets:
  Beginning of Period .........               $465,931  $436,243          $760,833 $ 699,923 $ 632,381
                                              --------  --------          -------- --------- ---------
  END OF PERIOD ...............                425,634   465,931           724,267   760,833   699,923
                                              ========  ========          ======== ========= =========
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued .............                289,826   739,766           535,124   681,589  1,131,937
    Shares Issued in Connection with
             Crestar Merger ...                     --        --                --        --        --
    Shares Issued in Lieu of
             Cash Distributions                    827     1,170                 7         1          4
    Shares Redeemed ...........               (328,348) (714,135)         (571,699) (620,595)(1,064,404)
                                              --------  --------          -------- --------- ---------
       Net Trust Share Transactions            (37,695)   26,801           (36,568)   60,995    67,537
                                              --------  --------          -------- --------- ---------
 Investor Shares:
    Shares Issued .............                129,598   294,871                --        --        --
    Shares Issued in Connection with
             Crestar Merger ...                     --        --                --        --        --
    Shares Issued in Lieu
              of Cash Distributions              1,475     2,578                --        --        --
    Shares Redeemed ...........               (133,675) (294,755)               --        --        --
                                               --------  --------          -------- --------- ---------
      Net Investor Share
        Transactions                            (2,602)    2,694                --        --        --
                                              --------  --------           -------- --------- ---------
  Flex Shares:
      Shares Issued............                     --        --                --        --        --
      Shares Issued in Lieu of Cash
               Distributions                        --        --                --        --        --
      Shares Redeemed..........                     --        --                --        --        --
                                              --------  --------           -------- --------- ---------
      Net Flex Share Transactions                   --        --                --        --        --
                                              --------  --------           -------- --------- ---------
      Net Change in Capital Shares             (40,297)   29,495           (36,568)    60,995   67,537
                                              --------  --------           -------- --------- ---------

  Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE NOTED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                           NET
                             NET ASSET VALUE            INVESTMENT
                           BEGINNING OF PERIOD            INCOME
                           -------------------          ----------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1999*                    $1.00                  $ 0.02
           1999                      1.00                    0.05
           1998                      1.00                    0.05
           1997                      1.00                    0.05
           1996                      1.00                    0.05
           1995                      1.00                    0.05
Investor Shares
           1999*                    $1.00                  $ 0.02
           1999                      1.00                    0.05
           1998                      1.00                    0.05
           1997                      1.00                    0.05
           1996                      1.00                    0.05
           1995                      1.00                    0.05
Flex Shares
           1999*                    $1.00                  $ 0.01
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1999*                    $1.00                  $ 0.01
           1999                      1.00                    0.03
           1998                      1.00                    0.03
           1997                      1.00                    0.03
           1996                      1.00                    0.03
           1995                      1.00                    0.03
Investor Shares
           1999*                    $1.00                  $ 0.01
           1999                      1.00                    0.03
           1998                      1.00                    0.03
           1997                      1.00                    0.03
           1996                      1.00                    0.03
           1995                      1.00                    0.03
TAX-FREE MONEY MARKET FUND (A)
Trust Shares
           1999*                    $1.00                   $0.01
           1999**                    1.00                    0.01
           For the Year Ended November 30:
           1998                      1.00                    0.03
           1997                      1.00                    0.03
           1996                      1.00                    0.03
           1995                      1.00                    0.03
Investor Shares
           1999*                    $1.00                   $0.01
           1999**                    1.00                    0.01
           For the Year Ended November 30:
           1998                      1.00                    0.03
           1997                      1.00                    0.03
           1996                      1.00                    0.03
           1995                      1.00                    0.03


                                NET ASSET
                           DISTRIBUTIONS FROM               VALUE END
                          NET INVESTMENT INCOME             OF PERIOD
                           -------------------              ----------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1999*                     $(0.02)                  $1.00
           1999                       (0.05)                   1.00
           1998                       (0.05)                   1.00
           1997                       (0.05)                   1.00
           1996                       (0.05)                   1.00
           1995                       (0.05)                   1.00
Investor Shares
           1999*                     $(0.02)                  $1.00
           1999                       (0.05)                   1.00
           1998                       (0.05)                   1.00
           1997                       (0.05)                   1.00
           1996                       (0.05)                   1.00
           1995                       (0.05)                   1.00
Flex Shares
           1999*                     $(0.01)                  $1.00
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1999*                     $(0.01)                  $1.00
           1999                       (0.03)                   1.00
           1998                       (0.03)                   1.00
           1997                       (0.03)                   1.00
           1996                       (0.03)                   1.00
           1995                       (0.03)                   1.00
Investor Shares
           1999*                     $(0.01)                  $1.00
           1999                       (0.03)                   1.00
           1998                       (0.03)                   1.00
           1997                       (0.03)                   1.00
           1996                       (0.03)                   1.00
           1995                       (0.03)                   1.00
TAX-FREE MONEY MARKET FUND (A)
Trust Shares
           1999*                     $(0.01)                  $1.00
           1999**                     (0.01)                   1.00
           For the Year Ended November 30:
           1998                       (0.03)                   1.00
           1997                       (0.03)                   1.00
           1996                       (0.03)                   1.00
           1995                       (0.03)                   1.00
Investor Shares
           1999*                     $(0.01)                  $1.00
           1999**                     (0.01)                   1.00
           For the Year Ended November 30:
           1998                      $(0.03)                   1.00
           1997                       (0.03)                   1.00
           1996                       (0.03)                   1.00
           1995                       (0.03)                   1.00


+  Total return is for the period indicated and has not been annualized.

* For the six month period ended November 30, 1999. All ratios have been annualized. Total return is for the period indicated and has not been annualized.

** For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.

(A) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the Tax-Free Money Market Fund. The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

     Amounts designated as "--" are either $0 or round to $0.

================================================================================




                              NET ASSETS                  RATIO OF
          TOTAL                END OF                   EXPENSES TO
          RETURN+            PERIOD (000)            AVERAGE NET ASSETS
          --------           ----------              ------------------
           2.36%            $3,005,510                       0.60%
           4.83%             3,903,232                       0.60%
           5.22%             1,880,229                       0.59%
           5.01%             1,086,555                       0.58%
           5.25%             1,050,800                       0.58%
           4.79%               799,189                       0.58%

           2.27%            $  938,587                       0.77%
           4.66%               918,100                       0.77%
           5.04%               411,821                       0.76%
           4.84%               283,544                       0.75%
           5.08%               215,696                       0.75%
           4.62%               157,616                       0.75%

           0.63%            $    2,008                       0.48%
           1.43%            $  466,143                       0.52%
           2.81%               641,640                       0.52%
           3.21%               448,023                       0.51%
           3.09%               333,006                       0.50%
           3.28%               273,613                       0.50%
           3.10%               215,413                       0.45%

           1.37%            $  126,898                       0.63%
           2.69%               128,854                       0.64%
           3.09%               134,538                       0.62%
           2.97%               102,013                       0.62%
           3.16%                95,223                       0.62%
           3.00%                87,647                       0.55%


           1.45%            $  295,634                       0.51%
           1.27%               270,431                       0.67%

           2.97%               270,899                       0.66%
           3.06%               226,837                       0.66%
           3.14%               182,320                       0.66%
           3.26%               202,333                       0.66%

           1.37%              $  8,409                       0.67%
           1.27%                 5,955                       0.67%

           2.96%                 8,851                       0.67%
           3.05%                 7,634                       0.68%
           3.13%                 2,994                       0.67%
           3.25%                 1,627                       0.67%


                                         RATIO OF           NET INVESTMENT
                   RATIO OF            EXPENSES TO            INCOME TO
               NET INVESTMENT        AVERAGE NET ASSETS    AVERAGE NET ASSETS
                 INCOME TO          (EXCLUDING WAIVERS    (EXCLUDING WAIVERS
               AVERAGE NET ASSETS     AND REIMBURSEMENTS)   AND REIMBURSEMENTS)
               ------------------    ------------------     ------------------
                  4.66%                   0.75%                 4.51%
                  4.69%                   0.77%                 4.52%
                  5.10%                   0.77%                 4.92%
                  4.90%                   0.76%                 4.72%
                  5.11%                   0.78%                 4.91%
                  4.77%                   0.79%                 4.56%

                  4.50%                   0.92%                 4.35%
                  4.52%                   0.97%                 4.32%
                  4.93%                   0.98%                 4.71%
                  4.74%                   0.97%                 4.52%
                  4.94%                   1.00%                 4.69%
                  4.55%                   1.01%                 4.29%

                  1.29%                   0.78%                 0.99%
                  2.81%                   0.65%                 2.68%
                  2.75%                   0.66%                 2.61%
                  3.14%                   0.67%                 2.98%
                  3.04%                   0.66%                 2.88%
                  3.23%                   0.68%                 3.05%
                  3.12%                   0.70%                 2.87%

                  2.72%                   0.79%                 2.56%
                  2.66%                   0.82%                 2.48%
                  3.04%                   0.83%                 2.83%
                  2.92%                   0.83%                 2.71%
                  3.10%                   0.85%                 2.87%
                  3.00%                   0.87%                 2.68%


                  2.88%                   0.52%                 2.87%
                  2.51%                   0.82%                 2.36%

                  2.92%                   0.81%                 2.77%
                  3.02%                   0.81%                 2.87%
                  2.88%                   0.81%                 2.73%
                  3.19%                   0.81%                 3.04%

                  2.70%                   1.07%                 2.30%
                  2.52%                   1.06%                 2.13%

                  2.92%                   1.07%                 2.52%
                  3.42%                   1.08%                 3.02%
                  2.86%                   1.07%                 2.46%
                  3.16%                   1.07%                 2.76%


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


THE  ACCOMPANYING  NOTES ARE AN INTEGRAL  PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE NOTED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          NET
                         NET ASSET VALUE              INVESTMENT
                       BEGINNING OF PERIOD              INCOME
                       -------------------             ----------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares

           1999***             $1.00                      $ 0.02
           1999                 1.00                        0.04
           1998                 1.00                        0.05
           1997                 1.00                        0.05
           1996                 1.00                        0.05
           1995                 1.00                        0.05
Investor Shares
           1999***             $1.00                      $ 0.02
           1999                 1.00                        0.04
           1998                 1.00                        0.05
           1997                 1.00                        0.05
           1996                 1.00                        0.05
           1995                 1.00                        0.04
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           1999***             $1.00                      $ 0.02
           1999**               1.00                        0.02
           For the Year Ended November 30:
           1998                 1.00                        0.05
           1997                 1.00                        0.05
           1996                 1.00                        0.05
           1995                 1.00                        0.05




                                                        NET ASSET
                         DISTRIBUTIONS FROM             VALUE END
                        NET INVESTMENT INCOME           OF PERIOD
                       -------------------             ----------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1999***             $1.00                      $ 0.02
           1999                 1.00                        0.04
           1998                 1.00                        0.05
           1997                 1.00                        0.05
           1996                 1.00                        0.05
           1995                 1.00                        0.05
Investor Shares
           1999***             $1.00                      $ 0.02
           1999                 1.00                        0.04
           1998                 1.00                        0.05
           1997                 1.00                        0.05
           1996                 1.00                        0.05
           1995                 1.00                        0.04
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           1999***             $1.00                      $ 0.02
           1999**               1.00                        0.02
           For the Year Ended November 30:
           1998                 1.00                        0.05
           1997                 1.00                        0.05
           1996                 1.00                        0.05
           1995                 1.00                        0.05

+  Total return is for the period indicated and has not been annualized.

* For the six month period ended November 30, 1999. All ratios have been annualized. Total return is for the period indicated and has not been annualized.

** For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.

(A) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the Tax-Free Money Market Fund. The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

================================================================================
                                                                     (UNAUDITED)




                         NET ASSETS        RATIO OF
           TOTAL          END OF          EXPENSES TO
          RETURN+       PERIOD (000)     AVERAGE NET ASSETS
         --------        ----------     ------------------


           2.23%        $ 366,763             0.63%
           4.57%          404,459             0.63%
           5.04%          377,490             0.62%
           4.83%          344,350             0.61%
           5.14%          325,493             0.61%
           4.67%          434,111             0.61%

           2.16%        $  58,871             0.77%
           4.41%           61,472             0.77%
           4.90%           58,753             0.76%
           4.69%           63,178             0.75%
           4.99%           58,608             0.75%
           4.51%           46,639             0.75%


           2.22%        $ 724,267             0.63%
           2.08%          760,833             0.68%

           4.89%          699,923             0.66%
           4.91%          632,381             0.65%
           4.80%          389,051             0.66%
           5.29%          370,454             0.66%

                                                               RATIO OF
                                          RATIO OF          NET INVESTMENT
                 RATIO OF                 EXPENSES TO          INCOME TO
              NET INVESTMENT          AVERAGE NET ASSETS    AVERAGE NET ASSETS
                INCOME TO             (EXCLUDING WAIVERS    (EXCLUDING WAIVERS
             AVERAGE NET ASSETS     AND REIMBURSEMENTS)     AND REIMBURSEMENTS)
             ------------------     ------------------     ------------------


                  4.40%                      0.75%               4.27%
                  4.47%                      0.76%               4.34%
                  4.92%                      0.78%               4.76%
                  4.73%                      0.76%               4.58%
                  5.02%                      0.78%               4.85%
                  4.64%                      0.80%               4.45%

                  4.26%                      0.97%               4.06%
                  4.32%                      0.98%               4.11%
                  4.79%                      0.96%               4.59%
                  4.59%                      0.96%               4.38%
                  4.88%                      0.99%               4.64%
                  4.51%                      1.02%               4.24%


                  4.39%                      0.76%               4.26%
                  4.10%                      0.83%               3.95%

                  4.77%                      0.81%               4.62%
                  4.82%                      0.80%               4.67%
                  4.69%                      0.81%               4.54%
                  5.16%                      0.81%               5.01%



   THE  ACCOMPANYING  NOTES ARE AN INTEGRAL  PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-six portfolios as of November 30, 1999: the Balanced Fund, the Capital Appreciation Fund (formerly Capital Growth
Fund), the Emerging Markets Equity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Core Equity Fund, the E-Commerce Opportunity Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds" or the "Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Retail Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Institutional Money Market Funds are not presented herein, but are presented separately.

On February 17, 1999 and February 19, 1999, respectively, the Board of Trustees of the STI Classic Funds and Board of Directors of the CrestFunds Inc. ("CrestFunds") approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and certain stated liabilities of the CrestFunds in exchange for the issuance of shares in the Trust in a tax-free reorganization (see Note 7).

2. Significant Accounting Policies:

The following is a summary of significant  accounting  policies  followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 7, the STI Classic Funds acquired certain CrestFunds in a tax-free business combination. While each Fund now exists as a STI Classic Fund, a number of the surviving funds for accounting purposes are CrestFunds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Changes in Net Assets and Financial Highlights presented reflect periods beginning on the first day of the accounting survivor's fiscal year.

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute

================================================================================
                                                                     (UNAUDITED)

     all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"), and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $905,023 for the year ended November 30, 1999.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 24, 1999, administrative and accounting services were provided to the CrestFunds by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the CrestFunds.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Advisor") have entered into an advisory agreement dated July 15, 1993.

Under terms of the agreements, the Funds are charged the following annual fees based upon average daily net assets:

                               MAXIMUM                  MAXIMUM
         MAXIMUM    TRUST     INVESTOR      INVESTOR     FLEX           FLEX
         ANNUAL     SHARE       SHARE        SHARE       SHARE          SHARE
        ADVISORY   MAXIMUM   DISTRIBUTION    MAXIMUM  DISTRIBUTION    MAXIMUM
           FEE     EXPENSE       FEE         EXPENSE      FEE          EXPENSE
        --------  ---------  ------------  ---------- ------------    ----------
Prime
   Quality
   Money
   Market
   Fund     .65%     .60%         .20%         .77%       .75%          1.50%
Tax-Exempt
   Money
   Market
   Fund     .55      .62          .15          .64         --             --
Tax-Free
   Money
   Market
   Fund     .40      .51          .40          .67         --             --
U.S. Government
   Securities
   Money
   Market
   Fund     .65      .63          .17          .77         --             --
U.S. Treasury
   Money
   Market
   Fund     .65      .63           --           --         --             --

The Investment Advisor has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 24, 1999, Crestar Asset Management Company ("CAMCO") provided investment advisory services to the CrestFunds. CAMCO was paid for advisory services to each CrestFund money market fund at an annual rate of .40% of each CrestFund money market fund's average daily net assets for the first $500 million of net assets, .35% of each Fund's average daily net assets on the next $500 million of net assets, .30% of each money market fund's average daily net assets on all remaining net assets.

SunTrust Bank, Atlanta, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

At May 31, 1999, the Prime Quality Money Market Fund and the Tax-Exempt Money Market Fund had capital loss carryforwards for Federal tax purposes of $314,064 and $3,830, respectively, resulting from security sales. For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. The carryforward for the Prime Quality Money Market Fund expires between May 2003 and May 2005 and the carryforward for the Tax-Exempt Money Market Fund expires between May 2004 and May 2007.

================================================================================
                                                                     (UNAUDITED)

7. CrestFunds Merger:

The Board of Directors and shareholders of the CrestFunds approved a reorganization of the CrestFunds into the STI Classic Funds which was effective on May 17, 1999 for the Prime Quality Money Market Fund and May 24, 1999 for the Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

The following table summarizes certain relevant information of the Funds prior to and immediately after business combinations on May 17, 1999 and May 24, 1999 and is unaudited:

                               SHARES
                             OUTSTANDING                                              SHARES ISSUED     NET ASSETS       NAV
                              ON MERGER                                               IN BUSINESS         AFTER          PER
            CRESTFUND           DATE               STI CLASSIC FUND                  COMBINATION       COMBINATION       SHARE
           ------------    -------------    -------------------------               ------------      --------------  ------------
Cash Reserve                                Prime Quality Money Market (2)
   Trust Shares            1,179,840,320      Trust Shares                          1,179,992,513    3,898,000,842      $1.00
   Investor Class A          187,019,982      Investor Shares                         187,134,402      897,327,829       1.00
   Investor Class B (1)           68,609      Flex Shares                                 n/a              n/a            n/a
U.S. Treasury Money Fund (2)                U.S. Treasury Money Market
   Trust Shares              278,919,943      Trust Shares                            278,919,943      278,898,164       1.00
   Investor Class A            5,967,857      Investor Shares                           5,967,857        5,968,442       1.00

Tax Free Money Fund (2)                     Tax-Free Money Market
   Trust Shares              732,825,211      Trust Shares                            732,825,211      732,779,926       1.00

(1) Investor Class B Shares of the CrestFunds Cash Reserve Fund were exchanged for Investor Shares of the STI Classic Prime Quality Money Market Fund.

(2) Represents the accounting survivor in this business combination.


8. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Investment Advisor to be of comparable quality. The Tax-Exempt Money Market and Tax-Free Money Market Funds invest in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Investment Advisor to be of comparable quality. The U.S. Government Securities Money Market and U.S. Treasury Money Market Funds invest exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S.

Treasury securities and U.S. Government subsidiary corporation securities.

                                              INVESTMENT ADVISOR
                                          Trusco Capital Management, Inc.

                                 STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.

                                                    DISTRIBUTOR
                                            SEI Investments Distribution Co.

                                          This  information  must be preceded or
                                             accompanied by a current prospectus
                                             for each Fund described.